Available-For-Sale Securities	12 Months Ended
Sep. 30, 2020
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Securities
Note 6 — Available-For-Sale Securities
In fiscal year 2019 the Company sold most of its
available-for-sale
securities, in total amount of $101,287, the realized losses recognized from this sale were immaterial and were recorded in the consolidated statements of income. In Fiscal year 2020, the Company didn’t have any sale of
Available-for-sale securities.
Available-for-sale
securities consist of the following interest-bearing
investments
:

	As of September 30, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$558,633	$—	$—	$558,633
Corporate bonds	754	—	2	752

Total(1)	$559,387	$—	$2	$559,385

(1)
Available-for-sale
securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale
securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2020, $752 of securities were classified as short-term interest-bearing investments and $558,633 of securities were classified as cash and cash equivalents.

	As of September 30, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$69,370	$—	$—	$69,370

Total(1)	$69,370	$—	$—	$69,370

(1)
Available-for-sale
securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale
securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of
September
30, 2019, all the securities were classified as cash and cash equivalents
.

As of September 30, 2020, the immaterial unrealized losses attributable to the Company’s available-for-sale
securities were primarily due to credit spreads and interest rate movements. The Company assessed whether such unrealized losses for the investments in its portfolio were other-than-temporary. Based on this assessment, the Company did not recognize any credit losses in fiscal years 2020, 2019 and 2018. Realized gains and losses on available-for-sale
securities were included in earning and are derived using the first-in-first-out
(FIFO) method for determining the cost of securities.
As of September 30, 2020, the Company’s
available-for-sale
securities had the following maturity dates:

Market Value
Due within one year	$558,633
1 to 2 years	—
2 to 3 years	752
3 to 4 years	—
Thereafter	—

$559,385